LOANS AND ADVANCES TO CUSTOMERS - Summary of Finance Lease and Hire Purchase Contract Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	£ 4,969	£ 5,300
Unearned finance income	(747)	(770)
Net investment	4,222	4,530
No later than one year
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,400	1,502
Unearned finance income	(208)	(216)
Net investment	1,192	1,286
Later than one year and not later than two years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,423	1,426
Unearned finance income	(215)	(208)
Net investment	1,208	1,218
Later than two years and not later than three years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,220	1,331
Unearned finance income	(184)	(194)
Net investment	1,036	1,137
Later than three years and not later than four years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	721	882
Unearned finance income	(109)	(129)
Net investment	612	753
Later than four years and not later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	115	99
Unearned finance income	(17)	(14)
Net investment	98	85
Later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	90	60
Unearned finance income	(14)	(9)
Net investment	£ 76	£ 51